Leases (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Disclosure of additional information about leasing activities for lessee
The following table depicts the changes in the Group’s right-of-use assets, which are included within Property, plant, and equipment:

Buildings and land	Machinery and equipment	Total

Acquisition cost
Balance as of January 1, 2022 - (Restated)	45,113	51,144	96,257
Additions - (Restated)	42,449	1,065	43,514
Reclassification to Assets held for sale	(4,975)	—	(4,975)
Cancellations - (Restated)	—	(157)	(157)
Effect of foreign currency exchange rate differences - (Restated)	(4,399)	(4,817)	(9,216)
Balance as of December 31, 2022	$78,188	$47,235	$125,423
Additions	49,807	4,762	54,569
Cancellations	(7,958)	(266)	(8,224)
Effect of foreign currency exchange rate differences	2,576	(1,298)	1,278
Balance as of December 31, 2023	$122,613	$50,433	$173,046

Accumulated depreciation
Balance as of January 1, 2022 - (Restated)	(10,159)	(6,999)	(17,158)
Depreciation expense - (Restated)	(12,389)	(6,837)	(19,226)
Reclassification to Assets held for sale - (Restated)	430	92	522
Effect of foreign currency exchange rate differences - (Restated)	3,184	1,816	5,000
Balance as of December 31, 2022	$(18,934)	$(11,928)	$(30,862)
Depreciation expense	(19,110)	(8,973)	(28,083)
Cancellations	4,318	—	4,318
Impairment loss	—	(20,145)	(20,145)
Effect of foreign currency exchange rate differences	(565)	509	(56)
Balance as of December 31, 2023	$(34,291)	$(40,537)	$(74,828)

Carrying amount as of December 31, 2022 - (Restated)	$59,254	$35,307	$94,561
Carrying amount as of December 31, 2023	$88,322	$9,896	$98,218
Amounts related to leases recognized in the Consolidated Statement of Loss and Comprehensive Loss are as follows:

	For the year ended December 31,
	2023	2022	2021
		(Restated)	(Restated)
Income from sub-leasing right-of-use assets	1,729	1,415	—
Expense relating to short-term leases	(888)	(1,598)	(1,300)
Expense relating to lease of low value assets	(5)	—	—
Interest expense on leases	(5,008)	(6,201)	(2,377)
Effect of foreign currency exchange rate differences	—	—	(39)
The current and non-current portion of the Group´s lease liabilities are as follows:

	As of December 31,
	2023	2022
		(Restated)
Current lease liability	19,547	11,935
Current lease liabilities - related parties	10,628	9,928
Non-current lease liability	54,439	31,326
Non-current lease liabilities - related parties	42,634	43,643
Total	$127,248	$96,832
As a lessor, revenue recognized from operating leases are as follows:

	For the year ended December 31,
	2023	2022	2021
Vehicle leasing revenue	17,421	16,719	6,217
The following table depicts the changes in the Group’s Vehicles under operating leases:

Vehicles under operating leases
Acquisition cost
Balance at January 1, 2022 - (Restated)	122,258
Reclassification from inventories - (Restated)	52,686
Reclassification to inventories - (Restated)	(58,650)
Effect of foreign currency exchange rate differences - (Restated)	(2,680)
Balance as of December 31, 2022	$113,614
Reclassification from inventories	47,438
Reclassification from PPE	56,899
Reclassification to inventories	(82,222)
Effect of foreign currency exchange rate differences	5,719
Balance as of December 31, 2023	$141,448

Accumulated depreciation & impairment
Balance at January 1, 2022 - (Restated)	(4,822)
Depreciation expense - (Restated)	(17,198)
Reclassification to inventories - (Restated)	4,743
Effect of foreign currency exchange rate differences - (Restated)	849
Balance at December 31, 2022	$(16,428)
Depreciation expense	(6,773)
Impairment loss	(51,046)
Reclassification to inventories	12,476
Reclassification from PPE	(9,873)
Effect of foreign currency exchange rate differences	(1,873)
Balance as of December 31, 2023	$(73,517)

Carrying amount as of December 31, 2022 - (Restated)	$97,186
Carrying amount as of December 31, 2023	$67,931

Disclosure of maturity analysis of operating lease payments
Expected future lease payments to be made to satisfy the Group´s lease liabilities are as follow:

As of December 31,
2023	2022

		(Restated)
Within 1 year	31,627	22,384
Between 1 and 2 years	36,225	24,749
Between 2 and 3 years	31,487	20,739
Between 3 and 4 years	19,785	17,924
Between 4 and 5 years	11,463	5,987
Later than 5 years	15,458	29,613
Total	$146,045	$121,396